SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS OF EACH OF THE LISTED FUNDS

Xtrackers California Municipal Bond ETF (CA)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers US 0-1 Year Treasury ETF (TRSY)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The following information supplements existing disclosure under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectus and the summary section of each fund’s prospectus, and under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus:
Effective April 1, 2026, Benjamin Spalding and Nancy Thai are the portfolio management team for each fund.
Please Retain This Supplement for Future Reference
March 23, 2026
PROSTKR26-08